Label	Element	Value
FPA Paramount Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000076210_SupplementTextBlock

FPA Paramount Fund, Inc. (FPRAX)

Supplement dated October 1, 2015 to the

Prospectus dated January 28, 2015

This Supplement updates certain information contained in the Prospectus for FPA Paramount Fund, Inc. (the “Fund”) dated January 28, 2015.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Effective immediately, the first two paragraphs in the section “Summary Section-Performance Information” on pages 6-7 are hereby deleted in their entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	FPA Paramount Fund, Inc.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 calendar years compare with a broad-based securities market index. The chart and table reflect the reinvestment of dividends and other distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The MSCI All Country World NR Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging markets and is included as a broad-based comparison to the capitalization characteristics of the Fund’s portfolio.  In connection with the transition of primary portfolio management responsibilities in September 2013, the Fund added the MSCI All Country World NR Index as a benchmark.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 calendar years compare with a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World NR Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging markets and is included as a broad-based comparison to the capitalization characteristics of the Fund’s portfolio. In connection with the transition of primary portfolio management responsibilities in September 2013, the Fund added the MSCI All Country World NR Index as a benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In addition, the reference to the Russell 2500 Index in the Average Annual Total Return table in the section “Summary Section-Performance Information” on page 7 of the Prospectus is hereby deleted in its entirety.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the reference to the Russell 2500 Index in the Average Annual Total Return table in the section “Summary Section-Performance Information” on page 7 of the Prospectus is hereby deleted in its entirety.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE